Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures
The following tables set forth the change in benefit obligation, change in plan assets, funded status, consolidated balance sheet presentation and net periodic benefit cost for the Company’s defined benefit pension plans and other benefits at and for the years ended December 31:

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$578.0	$469.0	$14.5	$13.1
Service cost	3.7	2.9	—	—
Interest cost	23.8	23.0	0.6	0.6
Actuarial (gain) loss	(29.8)	112.6	(1.4)	1.9
Plan participant contributions	—	—	0.1	0.1
Medicare retiree drug subsidy reimbursements	—	—	0.2	0.2
Benefits paid	(29.3)	(29.5)	(1.3)	(1.4)
Benefit obligation at end of year	546.4	578.0	12.7	14.5
Change in plan assets
Fair value of plan assets at beginning of year	$364.2	$346.6	$—	$—
Actual return on plan assets	(0.6)	37.5	—	—
Employer contributions	13.6	9.6	1.2	1.3
Plan participant contributions	—	—	0.1	0.1
Benefits paid	(29.3)	(29.5)	(1.3)	(1.4)
Fair value of plan assets at end of year	347.9	364.2	—	—
Funded status	$(198.5)	$(213.8)	$(12.7)	$(14.5)
Amounts recognized in balance sheets
Current liabilities	$3.5	$3.5	$1.2	$1.4
Noncurrent liabilities (1)	195.0	210.3	11.3	13.1
Accumulated other comprehensive loss:
Unrecognized net actuarial loss (2)	(167.5)	(176.1)	(2.5)	(4.3)
Unrecognized prior service (cost) benefit (2)	(0.1)	(0.1)	0.1	0.2
Net amount recognized	$30.9	$37.6	$10.1	$10.4
Change in accumulated other comprehensive loss
Balance at beginning of year	$(176.2)	$(77.9)	$(4.1)	$(2.2)
Prior service credit recognized during the year	—	(0.2)	(0.2)	(0.2)
Net actuarial losses recognized during the year	6.6	3.0	0.3	0.2
Net actuarial gains (losses) occurring during the year	2.0	(101.1)	1.4	(1.9)
Balance at end of year	$(167.6)	$(176.2)	$(2.6)	$(4.1)

(1)	Included in the consolidated balance sheets in pensions and other benefits and other post-retirement benefits are international plans.

(2)	Represents amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost.

Schedule of Net Benefit Costs

	Pension Benefits			Other Benefits
	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost
Service cost	$3.7	$2.9	$11.6	$—	$—	$—
Interest cost	23.8	23.0	27.6	0.6	0.6	0.6
Expected return on plan assets	(27.0)	(25.8)	(35.7)	—	—	—
Amortization of prior service cost (1)	—	(0.2)	(0.3)	(0.2)	(0.2)	(0.4)
Recognized net actuarial loss	6.6	3.0	14.5	0.3	0.2	0.4
Curtailment loss	—	—	10.7	—	—	—
Settlement loss	—	—	20.2	—	—	—
Special termination benefits	—	—	38.7	—	—	—
Net periodic benefit cost	$7.1	$2.9	$87.3	$0.7	$0.6	$0.6

(1)
The annual amortization of prior service cost is determined as the increase in projected benefit obligation due to the plan change divided by the average remaining service period of participating employees expected to receive benefits under the plan.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following table represents information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31:

	2015	2014
Projected benefit obligation	$546.4	$578.0
Accumulated benefit obligation	$546.1	$577.6
Fair value of plan assets	$347.9	$364.2

Schedule of Assumptions Used
The following table represents the weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Discount rate	4.62%	4.21%	4.62%	4.21%
Rate of compensation increase	N/A	N/A	N/A	N/A

The following table represents the weighted-average assumptions used to determine periodic benefit cost at December 31:

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Discount rate	4.21%	5.09%	4.21%	5.09%
Expected long-term return on plan assets	7.75%	7.95%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates
The following table represents assumed healthcare cost trend rates at December 31:

	2015	2014
Healthcare cost trend rate assumed for next year	7.0%	7.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that rate reaches ultimate trend rate	2020	2020

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	$—	$—
Effect on post-retirement benefit obligation	$0.9	$(0.8)

Schedule of Allocation of Plan Assets
The following table summarizes the Company’s target mix for these asset classes in 2016, which are readjusted at least quarterly within a defined range, and the Company’s actual pension plan asset allocation as of December 31, 2015 and 2014:

	Target Allocation	Actual Allocation
	2016	2015	2014
Equity securities	45%	45%	45%
Debt securities	40%	39%	40%
Real estate	5%	6%	5%
Other	10%	10%	10%
Total	100%	100%	100%
The following table summarizes the fair value of the Company’s plan assets as of December 31, 2015:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$3.4	$3.4	$—	$—
Mutual funds	14.7	14.7	—	—
Equity securities
U.S. mid cap value	13.2	13.2	—	—
U.S. small cap core	16.9	16.9	—	—
International developed markets	34.0	34.0	—	—
Fixed income securities
U.S. corporate bonds	47.4	—	47.4	—
International corporate bonds	—	—	—	—
U.S. government	3.3	—	3.3	—
Other fixed income	0.5	—	0.5	—
Emerging markets	17.8	—	17.8	—
Common collective trusts
Real estate (a)	19.6	—	—	19.6
Other (b)	143.4	—	143.4	—
Alternative investments
Multi-strategy hedge funds (c)	17.2	—	—	17.2
Private equity funds (d)	16.5	—	—	16.5
Fair value of plan assets at end of year	$347.9	$82.2	$212.4	$53.3

The following table summarizes the fair value of the Company’s plan assets as of December 31, 2014:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$3.9	$3.9	$—	$—
Mutual funds	15.3	15.3	—	—
Equity securities
U.S. mid cap value	13.9	13.9	—	—
U.S. small cap core	18.5	18.5	—	—
International developed markets	33.9	33.9	—	—
Fixed income securities
U.S. corporate bonds	51.7	—	51.7	—
International corporate bonds	0.2	—	0.2	—
U.S. government	1.9	—	1.9	—
Other fixed income	0.3	—	0.3	—
Emerging markets	16.7	—	16.7	—
Common collective trusts
Real estate (a)	16.7	—	—	16.7
Other (b)	153.8	—	153.8	—
Alternative investments
Multi-strategy hedge funds (c)	16.6	—	—	16.6
Private equity funds (d)	20.8	—	—	20.8
Fair value of plan assets at end of year	$364.2	$85.5	$224.6	$54.1

(a)
Real estate common collective trust. The objective of the real estate common collective trust (CCT) is to achieve long-term returns through investments in a broadly diversified portfolio of improved properties with stabilized occupancies. As of December 31, 2015, investments in this CCT included approximately 48 percent office, 20 percent residential, 24 percent retail and 8 percent industrial, cash and other. As of December 31, 2014, investments in this CCT included approximately 44 percent office, 21 percent residential, 24 percent retail and 11 percent industrial, cash and other. Investments in the real estate CCT can be redeemed once per quarter subject to available cash, with a 45-day notice.

(b)
Other common collective trusts. At December 31, 2015, approximately 59 percent of the other CCTs are invested in fixed income securities including approximately 25 percent in mortgage-backed securities, 45 percent in corporate bonds and 30 percent in U.S. Treasury and other. Approximately 41 percent of the other CCTs at December 31, 2015 are invested in Russell 1000 Fund large cap index funds. At December 31, 2014, approximately 58 percent of the other CCTs are invested in fixed-income securities including approximately 27 percent in mortgage-backed securities, 47 percent in corporate bonds and 26 percent in U.S. Treasury and other. Approximately 42 percent of the other CCTs at December 31, 2014 are invested in Russell 1000 Fund large cap index funds. Investments in fixed-income securities can be redeemed daily.

(c)
Multi-strategy hedge funds. The objective of the multi-strategy hedge funds is to diversify risks and reduce volatility. At December 31, 2015 and 2014, investments in this class include approximately 53 percent and 46 percent long/short equity, respectively, 40 percent and 44 percent arbitrage and event investments, respectively, and 7 percent and 10 percent in directional trading, fixed income and other, respectively. Investments in the multi-strategy hedge fund can be redeemed semi-annually with a 95-day notice.

(d)
Private equity funds. The objective of the private equity funds is to achieve long-term returns through investments in a diversified portfolio of private equity limited partnerships that offer a variety of investment strategies, targeting low volatility and low correlation to traditional asset classes. As of December 31, 2015 and 2014, investments in these private equity funds include approximately 50 percent, in both years, in buyout private equity funds that usually invest in mature companies with established business plans, approximately 25 percent in both years, in special situations private equity and debt funds that focus on niche investment strategies and approximately 25 percent in both years, in venture private equity funds that invest in early development or expansion of business. Investments in the private equity fund can be redeemed only with written consent from the general partner, which may or may not be granted. At December 31, 2015 and 2014, the Company had unfunded commitments of underlying funds of $5.5 in both years.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the changes in fair value of level 3 assets for the years ended December 31:

	2015	2014
Balance, January 1	$54.1	$73.4
Dispositions	(6.1)	(26.2)
Realized and unrealized gain, net	5.3	6.9
Balance, December 31	$53.3	$54.1

Schedule of Amounts Expected To Be Recognized in Other Comprehensive Income (Loss)	The following table represents the amortization amounts expected to be recognized during 2016:

	Pension Benefits	Other Benefits
Amount of net prior service credit	$—	$—
Amount of net loss	$5.5	$0.2

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension Benefits	Other Benefits	Other Benefits after Medicare Part D Subsidy
2016	$27.2	$1.4	$1.3
2017	$27.4	$1.4	$1.3
2018	$27.9	$1.3	$1.2
2019	$28.4	$1.3	$1.2
2020	$29.2	$1.2	$1.1
2021-2025	$155.5	$5.4	$4.9

Schedule of Defined Contribution Plan, Employer Matching Contribution
The following table represents the Company's basic match percentage on participant qualified contributions up to a percentage of their compensation:

	Employees hired prior to July 1, 2003	Employees hired on or after July 1, 2003
Effective January 1, 2012 - December 31, 2013	30% of first 6%	60% of first 6%
Effective January 1, 2014 - December 31, 2015	60% of first 6%	60% of first 6%